Consolidated Statement of Stockholders' Equity (Parentheticals) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other comprehensive income, tax	$ 19,873	$ 2,614	$ 28,598